Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Policy
Pursuant to our Equity Grant Policy, implemented at the February 24, 2021, meeting of the Compensation Committee, annual equity awards to directors and continuing executive officers are to be approved at the first meeting of the Compensation Committee (and, where applicable, the Board) held during the first quarter of the year. Additional grants (such as promotion, new hire or special grants) may be approved during the year. Under our 2020 Stock Incentive Plan, the Compensation Committee may delegate authority to our CEO to make grants to non-executive e
mploy
ees,
but may not delegate any authority with respect to grants to executive officers.